6. Stockholders' Equity	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
6. Stockholders' Equity

Shares Authorized

Upon formation the total number of shares of all classes of capital stock which the Company is authorized to issue is four hundred fifty million (450,000,000) shares with a par value of $0.001, all of which are designated as Common Stock.

Common Stock

Immediately prior to the consummation of the Acquisition Agreement on June 5, 2012, the Company had 113,525,000 common shares issued and outstanding.

Upon consummation of the Acquisition Agreement on June 5, 2012, the then majority stockholders of the Company surrendered 85,575,000 shares of the Company's common stock which was cancelled upon receipt and the Company issued 43,850,000 shares of its common stock pursuant to the terms and conditions of the Acquisition Agreement.

On February 3, 2016, the Company issued 7,103,333 shares at various values to fulfil $212,000 of stock subscriptions.

On February 3, 2016, the Company issued 6,150,000 shares of common stock to acquire the Autogenous Impact Mill technology from one of its stockholders at a value of $6,150. The stockholder owned the asset for over 20 years and the asset was fully depreciated. Assets acquired from related parties are recorded and the seller’s depreciated value; therefore, the Company recorded the asset at $1. The remaining $6,149 was recorded as research and development expenses.

On February 3, 2016, the Company issued 120,000 shares of common stock at $0.03 per share as a payment against an accounts payable balance.

On February 3, 2016, the Company issued 111,000 shares of common stock at $0.0495 per share as a payment against an accounts payable balance.

Between September 3, 2015 and November 5, 2015, the Company issued 1,161,290 shares at an average value of $0.011 as a $13,000 payment towards a note payable.

On June 8, 2015, the Company issued 30,000,000 shares of common stock at $0.005 per share to pay down $150,000 of the advances from shareholders.

On June 8, 2015, the Company issued 30,000,000 shares of common stock at $0.005 per share for a total of $150,000 in exchange for services.

On June 8, 2015, the Company issued 1,000,000 shares of common stock at $0.005 per share for a total of $5,000 in exchange for website design services.

On February 3, 2016, the Company issued 70,675,000 shares of common stock at $0.013 per share in exchange for $918,775 of services.

On May 18, 2016, the Company issued 5,747,000 shares of common stock at various values to fulfil $354,700 of stock subscriptions.

In November 2017, 15,000,000 shares of common stock were returned to Treasury at $0.005 per share. The shares were originally issued in exchange for $75,000 of services; therefore, in addition to reducing the common stock and APIC balances by a total of $75,000, accumulated deficit was reduced by $75,000.

There are 211,267,623 shares of common stock issued as of December 31, 2018 and March 31, 2018.

Stock Subscriptions

The Company received $20,000 of stock subscriptions during the nine months ended December 31, 2018. The total stock subscription balance is $70,000 and $50,000 as of December 31, 2018 and March 31, 2018, respectively. This is an accrual account used to capture stock-cash timing differences while presenting information consistent with transfer agent records.

On June 4, 2018, the Company entered into a stock purchase agreement with an outside investor; whereby 400,000 shares were to be issued for $0.05 per share for a total of $20,000. The $20,000 was received from the outside investor on June 4, 2018 and the shares are yet to be issued; therefore, the Company has recorded a stock subscription liability of $20,000 on the balance sheet.